                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph B. O'Boyle
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Joseph B. O'Boyle                   Naperville, Illinois   November 13, 2008
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:       110

Form 13F Information Table Value Total:   $54,466
                                       (thousands)

           Column 1                  Column 2       Column 3 Column 4     Column 5      Column 6  Column 7     Column 8
------------------------------ ------------------- --------- -------- ---------------- ---------- -------- -----------------
                                                                                                            Voting Authority
                                                               Value   Total      CALL Investment  Other   -----------------
       Title of Issuer            Title of Class     Cusip    (x1000)  Shares     /PUT Discretion Managers  Sole Shared None
------------------------------ ------------------- --------- -------- -------     ---- ---------- -------- ----- ------ ----
3M CO                          COMMON STOCK        88579Y101      287    4200 shs       Sole       None     4200          0
ABBOTT LABORATORIES            COMMON STOCK        002824100      587   10200 shs       Sole       None    10200          0
AFLAC INC                      COMMON STOCK        001055102      294    5000 shs       Sole       None     5000          0
ALLIANT TECHSYSTEMS INC        2.75% CONVERTIBLE
                               SENIOR SUBOR        018804AN4      662  600000 prn       Sole       None      600          0
ALPHA NATURAL RESOURCES INC    2.375% SENIOR
                               UNSECURED CONVER    02076XAA0      431  400000 prn       Sole       None      400          0
ALTRIA GROUP INC               COMMON STOCK        02209S103      208   10500 shs       Sole       None    10500          0
APPLE INC                      COMMON STOCK        037833100      227    2000 shs       Sole       None     2000          0
ARCHER DANIELS MIDLAND         0.875% CONVERTIBLE
                               SENIOR NOTE         039483AW2      814 1000000 prn       Sole       None     1000          0
AT&T INC                       COMMON STOCK        00206R102      648   23200 shs       Sole       None    23200          0
BANK OF AMER CP                COMMON STOCK        060505104      777   22200 shs       Sole       None    22200          0
BANK OF NEW YORK MELLON CORP   COMMON STOCK        064058100      213    6528 shs       Sole       None     6528          0
BOEING CO                      COMMON STOCK        097023105      241    4200 shs       Sole       None     4200          0
BRISTOL MYERS SQUIBB           COMMON STOCK        110122108      254   12200 shs       Sole       None    12200          0
BURLINGTON NRTHRN SANTA FE     COMMON STOCK        12189T104      208    2250 shs       Sole       None     2250          0
CARRIZO OIL&GAS                4.375% SENIOR
                               CONVERTIBLE NOTE    144577AA1      782 1100000 prn       Sole       None     1100          0
CENTRAL EURO DISTRIBUTION CORP COMMON STOCK        153435902       21      35 shs CALL  Sole       None       35          0
CENTRAL EURO DISTRIBUTION CORP 3.00% SENIOR
                               CONVERTIBLE NOTES   153435AA0      503  590000 prn       Sole       None      590          0
CHATTEM INC                    2% SENIOR
                               CONVERTIBLE NOTES   162456AP2     1117  800000 prn       Sole       None      800          0
CHATTEM INC                    1.625% SENIOR
                               CONVERTIBLE NOTE    162456AR8      238  200000 prn       Sole       None      200          0
CHEVRONTEXACO CORP             COMMON STOCK        166764100      742    9000 shs       Sole       None     9000          0
CIENA CORP                     0.875% CONVERTIBLE
                               SENIOR NOTE         171779AE1      500 1000000 prn       Sole       None     1000          0
CISCO SYSTEMS INC              COMMON STOCK        17275R102      697   30900 shs       Sole       None    30900          0
CITIGROUP INC                  COMMON STOCK        172967101      607   29600 shs       Sole       None    29600          0
COCA-COLA CO                   COMMON STOCK        191216100      317    6000 shs       Sole       None     6000          0
COEUR D'ALENE MINES CORP       3.25% SENIOR
                               UNSECURED CONVERT   192108AR9      247  400000 prn       Sole       None      400          0
COLGATE-PALMOLIVE CO           COMMON STOCK        194162103      294    3900 shs       Sole       None     3900          0
COMCAST CORP                   COMMON STOCK        20030N101      198   10100 shs       Sole       None    10100          0
CONMED CORP                    2.50% CONVERTIBLE
                               SENIOR SUBOR        207410AD3      208  200000 prn       Sole       None      200          0
CONOCOPHILLIPS                 COMMON STOCK        20825C104      505    6900 shs       Sole       None     6900          0
COVANTA HOLDING CORP           1% SENIOR
                               CONVERTIBLE NOTES   22282EAA0      481  500000 prn       Sole       None      500          0
DELL INC                       COMMON STOCK        24702R101      368   22300 shs       Sole       None    22300          0
DEVON ENERGY CORPORATION       COMMON STOCK        25179M103      228    2500 shs       Sole       None     2500          0
DISNEY WALT CO                 COMMON STOCK        254687106      347   11300 shs       Sole       None    11300          0
DUPONT DE NEMOUR & CO          COMMON STOCK        263534109      250    6200 shs       Sole       None     6200          0
EBAY INC                       COMMON STOCK        278642103      318   14200 shs       Sole       None    14200          0
EDDIE BAUER HOLDINGS INC       5.25% CONVERTIBLE
                               SENIOR NOTES        071625AB3      217  300000 prn       Sole       None      300          0
ELI LILLY & CO                 COMMON STOCK        532457108      225    5100 shs       Sole       None     5100          0
EMC CORP                       1.75% CONVERTIBLE
                               NOTES               268648AK8     1245 1250000 prn       Sole       None     1250          0
ENERGY CONVERSION DEVICES INC  3.00% SENIOR
                               CONVERTIBLE NOTES   292659AA7      698  830000 prn       Sole       None      830          0
ENERSYS                        3.375% SENIOR
                               UNSECURED CONVER    29275YAA0      374  500000 prn       Sole       None      500          0
EXELON CORP                    COMMON STOCK        30161N101      250    4000 shs       Sole       None     4000          0
EXXON MOBIL CORP               COMMON STOCK        30231G102     1281   16500 shs       Sole       None    16500          0
FEI COMPANY                    2.875% CONVERTIBLE
                               SUBORDINATE         30241LAF6      613  600000 prn       Sole       None      600          0
FORD MOTOR CO                  4.25% SENIOR
                               UNSECURED NOTES     345370CF5      797 1200000 prn       Sole       None     1200          0
GENERAL DYNAMICS CORP          COMMON STOCK        369550108      221    3000 shs       Sole       None     3000          0
GENERAL ELECTRIC CO            COMMON STOCK        369604103     1046   41000 shs       Sole       None    41000          0
GENZYME CORP                   1.25% SENIOR
                               UNSECURED CONVERT   372917AN4      348  300000 prn       Sole       None      300          0
GILEAD SCIENCES INC            COMMON STOCK        375558103      301    6600 shs       Sole       None     6600          0
GOOGLE INC                     COMMON STOCK        38259P508      481    1200 shs       Sole       None     1200          0
HALLIBURTON CO                 COMMON STOCK        406216101      249    7700 shs       Sole       None     7700          0
HEWLETT-PACKARD CO.            COMMON STOCK        428236103     1059   22900 shs       Sole       None    22900          0
HLTH CORP                      3.125% CONVERTIBLE
                               SR UNSECURE         94769MAG0      683  750000 prn       Sole       None      750          0

HONEYWELL INTL                 COMMON STOCK        438516106      270    6500 shs       Sole       None     6500          0
HORNBECK OFFSHORE SERVICES INC 1.625% SENIOR
                               DEBENTURES          440543AE6      300  300000 prn       Sole       None      300          0
INFORMATICA CORP               3.00% Convertible
                               Senior Notes        45666QAB8      888  950000 prn       Sole       None      950          0
INTEL CORP                     COMMON STOCK        458140100      702   37500 shs       Sole       None    37500          0
INT'L BUSINESS MACHINES CORP   COMMON STOCK        459200101      854    7300 shs       Sole       None     7300          0
JA SOLAR HOLDINGS CO           4.50% SENIOR
                               UNSECURED CONVERT   466090AA5      793 1200000 prn       Sole       None     1200          0
JOHNSON & JOHNSON              COMMON STOCK        478160104     1005   14500 shs       Sole       None    14500          0
JP MORGAN CHASE & CO           COMMON STOCK        46625H100      794   17000 shs       Sole       None    17000          0
LAWSON SOFTWARE INC            2.5% CONVERTIBLE    52078PAA0      360  450000 prn       Sole       None      450          0
LEGG MASON INC                 7.00% MANDATORY
                               CONVERTIBLE         524901303      613   17500 shs       Sole       None    17500          0
LOCKHEED MARTIN CORP           COMMON STOCK        539830109      219    2000 shs       Sole       None     2000          0
MACROVISION CORP               2.625% Senior
                               Convertible Note    555904AB7      653  800000 prn       Sole       None      800          0
MEDTRONIC INC                  COMMON STOCK        585055106      351    7000 shs       Sole       None     7000          0
MENTOR GRAPHICS                6.25% CONVERTIBLE
                               NOTES               587200AF3      572  640000 prn       Sole       None      640          0
MERCK & CO                     COMMON STOCK        589331107      442   14000 shs       Sole       None    14000          0
MICRON TECHNOLOGY INC          1.875% CONVERTIBLE
                               SENIOR NOTE         595112AH6      213  400000 prn       Sole       None      400          0
MICROSOFT CORP                 COMMON STOCK        594918104      913   34200 shs       Sole       None    34200          0
MILLIPORE CORP                 3.75% CONVERTIBLE
                               SENIOR NOTES        601073AD1     1237 1300000 prn       Sole       None     1300          0
MYLAN LABORATORIES INC         6.50% MANDATORY
                               CONVERTIBLE         628530206     1178    1500 shs       Sole       None     1500          0
NEWS CORP                      COMMON STOCK        65248E203      170   14000 shs       Sole       None    14000          0
NIKE INC                       COMMON STOCK        654106103      401    6000 shs       Sole       None     6000          0
OCCIDENTAL PETROLEUM CORP      COMMON STOCK        674599105      289    4100 shs       Sole       None     4100          0
ON SEMICONDUCTOR CORP          2.625% CONVERTIBLE
                               SENIOR SUB          682189AG0      688  800000 prn       Sole       None      800          0
ORACLE CORP                    COMMON STOCK        68389X105      569   28000 shs       Sole       None    28000          0
ORBITAL SCIENCES CORP          2.4375% CONVERTIBLE
                               SENIOR SUB          685564AN6      341  300000 prn       Sole       None      300          0
PEPSICO INC                    COMMON STOCK        713448108      328    4600 shs       Sole       None     4600          0
PFIZER INC                     COMMON STOCK        717081103      369   20000 shs       Sole       None    20000          0
PHILIP MORRIS INTERNATIONAL    COMMON STOCK        718172109      505   10500 shs       Sole       None    10500          0
POWERWAVE TECH                 3.875% SUBORDINATED
                               CONVERT             739363AF6      262  400000 prn       Sole       None      400          0
PROCTER & GAMBLE CO            COMMON STOCK        742718109      620    8900 shs       Sole       None     8900          0
PRUDENTIAL FINANCIAL INC       COMMON STOCK        744320102      274    3800 shs       Sole       None     3800          0
QUALCOMM INC                   COMMON STOCK        747525103      363    8450 shs       Sole       None     8450          0
RAYTHEON CO                    COMMON STOCK        755111507      268    5000 shs       Sole       None     5000          0
SBA COMM CORP                  0.375% SENIOR
                               UNSECURED CONVERT   78388JAJ5      276  300000 prn       Sole       None      300          0
SCHLUMBERGER LTD               COMMON STOCK        806857108      547    7000 shs       Sole       None     7000          0
SCHOOL SPECIALTY               3.75% CONVERTIBLE
                               SUBORDINATED        807863AL9      600  700000 prn       Sole       None      700          0
SMITHFIELD FOODS INC           4% SENIOR
                               CONVERTIBLE NOTES   832248AR9      989 1150000 prn       Sole       None     1150          0
SONOSITE INC                   3.75% CONVERTIBLE
                               SENIOR NOTES        83568GAA2     1154 1100000 prn       Sole       None     1100          0
SPARTAN STORES                 3.375% CONVERTIBLE
                               SENIOR UNSEC        846822AE4      653  700000 prn       Sole       None      700          0
SPDR TRUST SERIES 1            COMMON STOCK        78462F953      544     825 shs PUT   Sole       None      825          0
SPSS INC                       2.50% CONVERTIBLE
                               SUBORDINATED        78462KAB8      444  500000 prn       Sole       None      500          0
SUNTECH POWER HOLDINGS         3.00% SENIOR
                               UNSECURED CONVERT   86800CAE4      206  200000 prn       Sole       None      200          0
SUPERIOR ENERGY                1.5% CONVERTIBLE
                               SENIOR UNSEC        78412FAH7      319  350000 prn       Sole       None      350          0
TECH DATA CORP                 2.75% CONVERTIBLE
                               SENIOR DEBEN        878237AE6     1107 1250000 prn       Sole       None     1250          0
THORATEC CORP                  1.3798% SENIOR
                               SUBORDINATED        885175AB5      206  250000 prn       Sole       None      250          0
TRANSOCEAN INC                 COMMON STOCK        G90073100      231    2099 shs       Sole       None     2099          0
TRICO MARINE SERVICES INC      3% CONVERTIBLE
                               SENIOR NOTES        896106AQ4      247  350000 prn       Sole       None      350          0
TYSON FOODS                    3.25% SENIOR
                               CONVERTIBLE NOTES   902494AP8      750  800000 prn       Sole       None      800          0
UNION PACIFIC CORP             COMMON STOCK        907818108      213    3000 shs       Sole       None     3000          0
UNITED PARCEL SERVICE          COMMON STOCK        911312106      327    5200 shs       Sole       None     5200          0
UNITED TECHNOLOGIES CORP       COMMON STOCK        913017109      354    5900 shs       Sole       None     5900          0
US BANCORP                     COMMON STOCK        902973304      396   11000 shs       Sole       None    11000          0
VERISIGN INC                   3.25% JUNIOR
                               SUBORDINATED CONV   92343EAD4      273  300000 prn       Sole       None      300          0
VERIZON COMM                   COMMON STOCK        92343V104      279    8700 shs       Sole       None     8700          0
WAL-MART STORES INC            COMMON STOCK        931142103      479    8000 shs       Sole       None     8000          0
WELLS FARGO & COMPANY          COMMON STOCK        949746101      507   13500 shs       Sole       None    13500          0
WESCO INTL INC                 2.625% SR
                               CONVERTIBLE NOTES   95082PAE5      419  450000 prn       Sole       None      450          0
WYETH                          COMMON STOCK        983024100      240    6500 shs       Sole       None     6500          0